Significant Accounting Policies - Summary of cumulative inflation (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
2015-2018 [member] | Mexico [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		15.70%
Type of Economy		Non-hyperinflationary
2015-2018 [member] | Guatemala [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		12.20%
Type of Economy		Non-hyperinflationary
2015-2018 [member] | Costa Rica [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		5.70%
Type of Economy		Non-hyperinflationary
2015-2018 [member] | Panama [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		2.10%
Type of Economy		Non-hyperinflationary
2015-2018 [member] | Colombia [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		13.40%
Type of Economy		Non-hyperinflationary
2015-2018 [member] | Nicaragua [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		13.10%
Type of Economy		Non-hyperinflationary
2015-2018 [member] | Argentina [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		158.40%
Type of Economy		Non-hyperinflationary
2015-2018 [member] | Brazil [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		13.10%
Type of Economy		Non-hyperinflationary
2015-2018 [member] | Philippinnes [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		11.90%
Type of Economy		Non-hyperinflationary
2015-2018 [member] | Uruguay | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage		25.30%
Type of Economy		Non-hyperinflationary
2016- 2019 [member] | Mexico [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	15.10%
Type of Economy	Non-hyperinflationary
2016- 2019 [member] | Guatemala [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	10.30%
Type of Economy	Non-hyperinflationary
2016- 2019 [member] | Costa Rica [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	6.00%
Type of Economy	Non-hyperinflationary
2016- 2019 [member] | Panama [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	0.90%
Type of Economy	Non-hyperinflationary
2016- 2019 [member] | Colombia [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	11.60%
Type of Economy	Non-hyperinflationary
2016- 2019 [member] | Nicaragua [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	15.80%
Type of Economy	Non-hyperinflationary
2016- 2019 [member] | Argentina [member] | Hyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	166.20%
Type of Economy	Hyperinflationary
2016- 2019 [member] | Brazil [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	10.00%
Type of Economy	Non-hyperinflationary
2016- 2019 [member] | Philippinnes [member] | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Type of Economy	Non-hyperinflationary
2016- 2019 [member] | Uruguay | Nonhyperinflationary [member]
Disclosure Of Cumulative Inflation [line items]
Cumulative inflation percentage	23.90%
Type of Economy	Non-hyperinflationary